UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     January 18, 2007

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Table Value Total: $169,369
                            (Thousands)

                                                                                       SHRS
NAME OF ISSUER             TITLE OF CLASS           CUSIP            VALUE         OR PRN AMOUNT   SH/PRN
BROOKFIELD ASST MGMT       COMMON STK-DOMESTIC     112585104       578,160.00        12,000.00       SH
CANADIAN NAT RES           COMMON STK-DOMESTIC     136285101       691,990.00        13,000.00       SH
HOVNANIAN ENTERPRISE       COMMON STK-DOMESTIC     442487203       440,700.00        13,000.00       SH
MASTERCASRD INC CL A       COMMON STK-DOMESTIC     57636Q104       984,900.00        10,000.00       SH
BERKSHIRE HATHAWAY         Common Stock            084670207     3,849,300.00         1,050.00       SH
CENTEX CORP                Common Stock            152312104       393,890.00         7,000.00       SH
CONOCOPHILLIPS             Common Stock            20825C104       777,060.00        10,800.00       SH
GOOGLE INC CL A            Common Stock            38259P508       874,912.00         1,900.00       SH
HEALTHSOUTH CORP           Common Stock            421924309       738,390.00        32,600.00       SH
HILTON HOTELS CORP         Common Stock            432848109     3,315,500.00        95,000.00       SH
HOME DEPOT INC             Common Stock            437076102       401,600.00        10,000.00       SH
JOHNSON & JOHNSON          Common Stock            478160104       726,220.00        11,000.00       SH
JPMORGAN & CHASE & C       Common Stock            46625H100       937,020.00        19,400.00       SH
LEGG MASON INC             Common Stock            524901105       712,875.00         7,500.00       SH
LENNAR CORP                Common Stock            526057104       786,900.00        15,000.00       SH
LEUCADIA NATL CORP         Common Stock            527288104       564,000.00        20,000.00       SH
LOWES COS INC              Common Stock            548661107       373,800.00        12,000.00       SH
MOTOROLA INC               Common Stock            620076109       575,680.00        28,000.00       SH
PULTE HOMES INC            Common Stock            745867101       397,440.00        12,000.00       SH
REYNOLDS AMERICAN IN       Common Stock            761713106     1,191,554.00        18,200.00       SH
TOLL BROTHERS INC          Common Stock            889478103       418,990.00        13,000.00       SH
UNITED PARCEL SERVIC       Common Stock            911312106       644,828.00         8,600.00       SH
ANGLO AMERICAN PLC         AMERICAN DEP RECEIPT    03485P102     4,149,700.00       170,000.00       SH
IVANHOE NICKEL &           AMERICAN DEP RECEIPT    46581P104                0        37,699.00       SH
LIHIR GOLD LTD ADR         AMERICAN DEP RECEIPT    532349107     2,393,960.00        97,000.00       SH
POLYUS GOLD                AMERICAN DEP RECEIPT    678129107     2,612,209.80        52,986.00       SH
RANDGOLD RES               AMERICAN DEP RECEIPT    752344309     7,038,000.00       300,000.00       SH
AGNICO EAGLE MINES         COMMON STK-DOMESTIC     008474108     4,124,000.00       100,000.00       SH
CUMBERLAND RES LTD         COMMON STK-DOMESTIC     23077R100     7,050,000.00     1,250,000.00       SH
GOLDCORP INC               COMMON STK-DOMESTIC     380956409     7,394,400.00       260,000.00       SH
GOLDEN STAR                COMMON STK-DOMESTIC     38119T104     2,950,000.00     1,000,000.00       SH
GOLDEN-CYCLE GOLD          COMMON STK-DOMESTIC     380894105    12,769,250.00     1,964,500.00       SH
KINROSS GOLD CORP          COMMON STK-DOMESTIC     496902404     4,528,656.00       381,200.00       SH
MERIDIAN GOLD INC          COMMON STK-DOMESTIC     589975101     6,947,500.00       250,000.00       SH
MINEFINDERS LTD COM        COMMON STK-DOMESTIC     602900102     2,670,000.00       300,000.00       SH
MIRAMAR MINING CORP        COMMON STK-DOMESTIC     60466E100     6,328,000.00     1,400,000.00       SH
PAN AMERICAN SILVER        COMMON STK-DOMESTIC     697900108     6,166,650.00       245,000.00       SH
AURELIAN RESOURCES         COMMON STK-FOREIGN      051544104     1,731,545.93        65,000.00       SH
BEAR CREEK MINING          COMMON STK-FOREIGN      07380N104     3,995,000.00       500,000.00       SH
CENTERRA GOLD, INC.        COMMON STK-FOREIGN      152006102     2,268,625.93       200,000.00       SH
ELDORADO GOLD CORP         COMMON STK-FOREIGN      284902103     6,750,000.00     1,250,000.00       SH
GUYANA GOLDFIELDS          COMMON STK-FOREIGN      403530108     1,843,774.17       180,000.00       SH
HIGH RIV GOLD MINES        COMMON STK-FOREIGN      42979J107     2,124,688.49     1,150,000.00       SH
JAGUAR MINING INC.         COMMON STK-FOREIGN      47009M103     1,602,232.53       274,800.00       SH
LIHIR GOLD LTD             COMMON STK-FOREIGN      6518596       4,442,400.00     1,800,000.00       SH
LONMIN ORD USD1            COMMON STK-FOREIGN      3119248       5,892,367.91       100,000.00       SH
NEW GOLD INC               COMMON STK-FOREIGN      64453595        749,000.00       100,000.00       SH
NEWCREST MINING            COMMON STK-FOREIGN      6637101       4,153,858.28       200,000.00       SH
OCEANA GOLD LTD NPV        COMMON STK-FOREIGN      6740418       1,761,645.78     3,000,000.00       SH
OLYMPUS PACIFIC            COMMON STK-FOREIGN      68162Q202       661,682.56     1,400,000.00       SH
PERU COPPER INC            COMMON STK-FOREIGN      715455101       855,000.00       250,000.00       SH
SEMAFO INC.                COMMON STK-FOREIGN      816922108       949,557.45       650,000.00       SH
SILVERCORP METALS          COMMON STK-FOREIGN      82835P103     2,211,000.00       150,000.00       SH
SINO GOLD LTD NPV          COMMON STK-FOREIGN      6571447       4,315,441.00       750,000.00       SH
YAMANA GOLD INC CAD        COMMON STK-FOREIGN      98462Y951     7,908,000.00       600,000.00       SH
ZINIFEX LTD                COMMON STK-FOREIGN      B00G2C3       3,258,295.89       220,000.00       SH
ALAMOS GOLD, INC.          Common Stock            011527108     3,320,000.00       400,000.00       SH
ALCAN INC                  Common Stock            013716105     2,924,400.00        60,000.00       SH
COEUR D'ALENE MINES        Common Stock            192108108     1,757,250.00       355,000.00       SH
METALLICA RESOURCES        Common Stock            59125J104     3,960,000.00     1,000,000.00       SH
SILVER WHEATON CORP        Common Stock            828336107     1,268,080.00       121,000.00       SH
BEMA GOLD WARRANT          WARRANTS                08135F164       160,000.00       100,000.00       SH
IAMGOLD WARRANT            WARRANTS                13201L160       135,773.82       100,000.00       SH
JAGUAR MINING, INC.        WARRANTS                -               305,598.52       125,000.00       SH
NEW GOLD INC               WARRANTS                -                51,130.02        50,000.00       SH
YAMANA GOLD WARRANTS       WARRANTS                98462Y142       514,791.18        84,375.00       SH



                                        INVESTMENT   OTHER      VOTING
NAME OF ISSUER                PUT/CALL  DISCRETION   MANAGERS  AUTHORITY
BROOKFIELD ASST MGMT                       SOLE                  12,000
CANADIAN NAT RES                           SOLE                  13,000
HOVNANIAN ENTERPRISE                       SOLE                  13,000
MASTERCASRD INC CL A                       SOLE                  10,000
BERKSHIRE HATHAWAY                         SOLE                   1,050
CENTEX CORP                                SOLE                   7,000
CONOCOPHILLIPS                             SOLE                  10,800
GOOGLE INC CL A                            SOLE                   1,900
HEALTHSOUTH CORP                           SOLE                  32,600
HILTON HOTELS CORP                         SOLE                  95,000
HOME DEPOT INC                             SOLE                  10,000
JOHNSON & JOHNSON                          SOLE                  11,000
JPMORGAN & CHASE & C                       SOLE                  19,400
LEGG MASON INC                             SOLE                   7,500
LENNAR CORP                                SOLE                  15,000
LEUCADIA NATL CORP                         SOLE                  20,000
LOWES COS INC                              SOLE                  12,000
MOTOROLA INC                               SOLE                  28,000
PULTE HOMES INC                            SOLE                  12,000
REYNOLDS AMERICAN IN                       SOLE                  18,200
TOLL BROTHERS INC                          SOLE                  13,000
UNITED PARCEL SERVIC                       SOLE                   8,600
ANGLO AMERICAN PLC                         SOLE                 170,000
IVANHOE NICKEL &                           SOLE                  37,699
LIHIR GOLD LTD ADR                         SOLE                  97,000
POLYUS GOLD                                SOLE                  52,986
RANDGOLD RES                               SOLE                 300,000
AGNICO EAGLE MINES                         SOLE                 100,000
CUMBERLAND RES LTD                         SOLE               1,250,000
GOLDCORP INC                               SOLE                 260,000
GOLDEN STAR                                SOLE               1,000,000
GOLDEN-CYCLE GOLD                          SOLE               1,964,500
KINROSS GOLD CORP                          SOLE                 381,200
MERIDIAN GOLD INC                          SOLE                 250,000
MINEFINDERS LTD COM                        SOLE                 300,000
MIRAMAR MINING CORP                        SOLE               1,400,000
PAN AMERICAN SILVER                        SOLE                 245,000
AURELIAN RESOURCES                         SOLE                  65,000
BEAR CREEK MINING                          SOLE                 500,000
CENTERRA GOLD, INC.                        SOLE                 200,000
ELDORADO GOLD CORP                         SOLE               1,250,000
GUYANA GOLDFIELDS                          SOLE                 180,000
HIGH RIV GOLD MINES                        SOLE               1,150,000
JAGUAR MINING INC.                         SOLE                 274,800
LIHIR GOLD LTD                             SOLE               1,800,000
LONMIN ORD USD1                            SOLE                 100,000
NEW GOLD INC                               SOLE                 100,000
NEWCREST MINING                            SOLE                 200,000
OCEANA GOLD LTD NPV                        SOLE               3,000,000
OLYMPUS PACIFIC                            SOLE               1,400,000
PERU COPPER INC                            SOLE                 250,000
SEMAFO INC.                                SOLE                 650,000
SILVERCORP METALS                          SOLE                 150,000
SINO GOLD LTD NPV                          SOLE                 750,000
YAMANA GOLD INC CAD                        SOLE                 600,000
ZINIFEX LTD                                SOLE                 220,000
ALAMOS GOLD, INC.                          SOLE                 400,000
ALCAN INC                                  SOLE                  60,000
COEUR D'ALENE MINES                        SOLE                 355,000
METALLICA RESOURCES                        SOLE               1,000,000
SILVER WHEATON CORP                        SOLE                 121,000
BEMA GOLD WARRANT                           N/A                       0
IAMGOLD WARRANT                             N/A                       0
JAGUAR MINING, INC.                         N/A                       0
NEW GOLD INC                                N/A                       0
YAMANA GOLD WARRANTS                        N/A                       0